Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Feb. 05, 2025 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity
Awards
Close in Time to the Release of Material Nonpublic Information
From time to time, we grant stock options to our employees, including our named executive officers. Historically, we have granted new-hire
option awards on or soon after a new hire’s employment start date and annual refresh employee option grants in the first quarter of each fiscal year, which refresh grants are typically approved at the regularly scheduled meeting of the Compensation Committee occurring in such quarter. Also, non-employee
directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the Board and at the time of each annual meeting of our stockholders, respectively, pursuant to the non-employee
director compensation policy, as further described under the heading, “Director Compensation—Cash and Equity Compensation” below. We do not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. The Compensation Committee considers whether there is any material nonpublic information (“
MNPI
”) about the Company when determining the timing of stock option grants and does not seek to time the award of stock options in relation to our public disclosure of MNPI. We have not timed the release of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Method	From time to time, we grant stock options to our employees, including our named executive officers. Historically, we have granted new-hire
option awards on or soon after a new hire’s employment start date and annual refresh employee option grants in the first quarter of each fiscal year, which refresh grants are typically approved at the regularly scheduled meeting of the Compensation Committee occurring in such quarter. Also, non-employee
directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the Board and at the time of each annual meeting of our stockholders, respectively, pursuant to the non-employee
	director compensation policy, as further described under the heading, “Director Compensation—Cash and Equity Compensation” below. We do not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
William Ho [Member] | February 7, 2025 [Member]
Awards Close in Time to MNPI Disclosures
Name		William Ho
Underlying Securities		30,415
Exercise Price | $ / shares		$ 8.7
Fair Value as of Grant Date | $		$ 210,320
Underlying Security Market Price Change		(2.5)
William Ho [Member] | February 11, 2025 [Member]
Awards Close in Time to MNPI Disclosures
Name		William Ho
Underlying Securities		30,415
Exercise Price | $ / shares		$ 8.7
Fair Value as of Grant Date | $		$ 210,320
Underlying Security Market Price Change		7.7
Kate Rochlin [Member] | February 7, 2025 [Member]
Awards Close in Time to MNPI Disclosures
Name		Kate Rochlin, Ph.D.
Underlying Securities		11,297
Exercise Price | $ / shares		$ 8.7
Fair Value as of Grant Date | $		$ 78,128
Underlying Security Market Price Change		(2.5)
Kate Rochlin [Member] | February 11, 2025 [Member]
Awards Close in Time to MNPI Disclosures
Name		Kate Rochlin, Ph.D.
Underlying Securities		11,297
Exercise Price | $ / shares		$ 8.7
Fair Value as of Grant Date | $		$ 78,128
Underlying Security Market Price Change		7.7
Patrick McCall [Member] | February 7, 2025 [Member]
Awards Close in Time to MNPI Disclosures
Name		Patrick McCall
Underlying Securities		11,433
Exercise Price | $ / shares		$ 8.7
Fair Value as of Grant Date | $		$ 79,062
Underlying Security Market Price Change		(2.5)
Patrick McCall [Member] | February 11, 2025 [Member]
Awards Close in Time to MNPI Disclosures
Name		Patrick McCall
Underlying Securities		11,433
Exercise Price | $ / shares		$ 8.7
Fair Value as of Grant Date | $		$ 79,062
Underlying Security Market Price Change		7.7